Contractual obligations and commitments (Details) € in Millions	1 Months Ended
	Feb. 28, 2019 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Commitments [Line Items]
Commitments to acquire property, plant and equipment		$ 0
Borrowings		11,000,000	€ 10
Efgartigimod
Commitments [Line Items]
Outstanding commitment		$ 330,000,000
Halozyme | Global Collaboration and License Agreement
Commitments [Line Items]
Outstanding commitment	$ 110,000,000
Payment for each future target	12,500,000
Future milestone payments	160,000,000
Payment for additional milestones	$ 40,000,000